Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation
Total	$ 101,131	$ 111,713	$ 87,996
Non-cash stock-based compensation charged through Amount due from SINA	8,100	9,300	7,900
Costs of revenues
Stock-based compensation
Total	8,933	9,417	8,112
Sales and marketing
Stock-based compensation
Total	16,528	18,910	15,292
Product development
Stock-based compensation
Total	51,441	55,294	43,622
General and administrative
Stock-based compensation
Total	$ 24,229	$ 28,092	$ 20,970